LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

22. LEASES

The Group's leases consist of operating leases for administrative office spaces in different cities in the PRC and Overseas. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2019, the Group has entered into a lease that have not yet commenced with future lease payments of RMB79,828. The lease will commence in fiscal year 2020 with lease term of 5 years.

The following table represents lease costs recognized in the Group’s Consolidated Statements of Operation for the year ended December 31, 2019. Lease costs are included in selling, general and administrative expense and research and development expense on the Group’s Consolidated Statements of Operations.

For the years ended
December 31,
2019
RMB
Operating lease cost(1)	30,788
Sublease income	(1,382)
Total lease cost	29,406

(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Prior to the adoption of the new lease standard, lease expense for the years ended December 31, 2017 and 2018 were RMB6,741 and RMB11,423, respectively.

The following table represents the components of leases that are recognized on the Group’s Consolidated Balance Sheets as of December 31, 2019.

For the years ended
December 31,
2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	26,733
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	112,513
Weighted average remaining lease term
Operating leases	3.76 years
Weighted average discount rate
Operating leases	5.21%

The following is a maturity analysis of the annual undiscounted cash flows for the year ending December 31:

Year ending December 31,	RMB
2020	33,928
2021	29,174
2022	23,545
2023	23,703
2024	11,893
Total lease payments	122,243
Less: imputed interest	13,084
Present value of lease liabilities	109,159

Future minimum payments under non-cancellable operating leases related to offices consisted of the following at December 31, 2018:

RMB
2019	16,333
2020	6,648
2021 and after	3,171
Total	26,152